CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock [Member] Preferred Stock Issued for Services [Member] USD ($)	Series A Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member] Preferred Stock Issued for Services [Member] USD ($)	Series G Preferred Stock [Member] USD ($)	Series I Preferred Stock [Member] Preferred Stock Issued for Services [Member]	Series I Preferred Stock [Member] USD ($)	Common Stock [Member] Stock Issued for Settlement of Services [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Preferred Stock Issued for Services [Member] USD ($)	Additional Paid-in Capital [Member] Stock Issued for Settlement of Services [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Stock Payable USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Preferred Stock Issued for Services [Member] USD ($)	Stock Issued for Settlement of Services [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2003		$ 0		$ 0		$ 0		$ 0			$ 0	$ 0	$ 0	$ 0			$ 0
Balance (in Shares) at Dec. 31, 2003		0		0		0		0
Founder's Shares issued		1,200						320			(1,520)
Founder's Shares issued (in Shares)		1,200,000						320,000
Shares issued for merger		1,200						320			(1,520)
Shares issued for merger (in Shares)		1,200,000						320,000
Stock issued for cash								200			4,800						5,000
Stock issued for cash (in Shares)								200,000
Net loss													(95,587)				(95,587)
Balance at Dec. 31, 2004		2,400		0		0		840			1,760		(95,587)				(90,587)
Balance (in Shares) at Dec. 31, 2004		2,400,000		0		0		840,000
Stock issued to convert debt								12			180,213						180,225
Stock issued to convert debt (in Shares)								12,127
Stock issued for services								121			2,586,046						2,586,167
Stock issued for services (in Shares)								121,491
Stock issued for cash								103			517,597						517,700
Stock issued for cash (in Shares)								102,643
Net loss													(1,816,896)				(1,816,896)
Balance at Dec. 31, 2005		2,400		0		0		1,076			3,285,616		(1,912,483)				1,376,609
Balance (in Shares) at Dec. 31, 2005		2,400,000		0		0		1,076,261
Stock issued to convert debt								1,202			2,206,398						2,207,600
Stock issued to convert debt (in Shares)								1,202,000
Stock issued for services								1,309			1,543,191						1,544,500
Stock issued for services (in Shares)								1,309,000
Expenses paid by shareholder											164,371						164,371
Net loss													(5,504,237)				(5,504,237)
Balance at Dec. 31, 2006		2,400		0		0		3,587			7,199,576		(7,416,720)				(211,157)
Balance (in Shares) at Dec. 31, 2006		2,400,000		0		0		3,587,261
Beneficial Conversion Features on notes payable											62,000						62,000
Stock issued to convert debt								1,350			120,150						121,500
Stock issued to convert debt (in Shares)								1,350,000
Stock issued for services								10,575	101,000		959,425				101,000		970,000
Stock issued for services (in Shares)					100			10,575,000
Common Stock issued for conversion of preferred shares		(2,400)						1,200			1,200
Common Stock issued for conversion of preferred shares (in Shares)		(2,400,000)						1,200,000
Shares cancelled and retired								(200)			(1,800)						(2,000)
Shares cancelled and retired (in Shares)								(200,000)
Common Stock issued as interest on loan								10			1,490						1,500
Common Stock issued as interest on loan (in Shares)								10,000
Expenses paid by shareholder											70,623						70,623
Net loss													(1,490,871)				(1,490,871)
Balance at Dec. 31, 2007		2,400		0		0		16,522			8,513,664		(8,907,591)				(377,405)
Balance (in Shares) at Dec. 31, 2007		0		0		100		16,522,261
Rounding of shares due to stock split (in Shares)								26
Stock issued for services								5,500			224,500						230,000
Stock issued for services (in Shares)								5,500,000
Expenses paid by shareholder											10,000						10,000
Mark to market AFS securities														22,780			22,780
Stock issued for cash								2,275			7,725						10,000
Stock issued for cash (in Shares)								2,275,000
Net loss													(328,478)				(328,478)
Balance at Dec. 31, 2008		0		0		0		24,297			8,755,889		(9,236,069)	22,780			(433,103)
Balance (in Shares) at Dec. 31, 2008		0		0		100		24,297,287
Stock issued for services	4,000		100					2,500	249,685		27,250				253,785		29,750
Stock issued for services (in Shares)	4,000,000		100,000					2,500,000
Mark to market AFS securities														(22,780)			(22,780)
Stock issued for commitment fee on equity offering											(115,310)	115,310
Stock issued for cash								21,800			151,200						173,000
Stock issued for cash (in Shares)								21,800,000
Stock issued for deferred compensation								10,000			177,500						187,500
Stock issued for deferred compensation (in Shares)								10,000,000
Net loss													(786,979)				(786,979)
Balance at Dec. 31, 2009		4,000		100		0		58,597			9,246,214	115,310	(10,023,048)	22,780			(598,827)
Balance (in Shares) at Dec. 31, 2009		4,000,000		100,000		100		58,597,287
Beneficial Conversion Features on notes payable											107,406						107,406
Common Stock issued for Ruby Mine Purchase Option								10,000			140,000						150,000
Common Stock issued for Ruby Mine Purchase Option (in Shares)								10,000,000
Warrants issued											149,896						149,896
Stock issued for commitment fee on equity offering								6,589			108,721	(115,310)
Stock issued for commitment fee on equity offering (in Shares)								6,589,147
Stock issued for cash								5,000			45,000						50,000
Stock issued for cash (in Shares)								5,000,000
Net loss													(287,345)				(287,345)
Balance at Dec. 31, 2010		4,000		100		0		80,186			9,797,237		(10,310,393)				(428,870)
Balance (in Shares) at Dec. 31, 2010		4,000,000		100,000		100		80,186,434
Beneficial Conversion Features on notes payable											70,568						70,568
Term Extension of Ruby warrants											2,519						2,519
Warrants issued											219,940						219,940
Stock issued/payable for commitment fee on equity offereing												25,000					25,000
Excess cash received compared to redeemable amount for stock											974						974
Interest on redeemable common stock											(247)						(247)
Stock issued to convert debt								4,459			169,393						173,852
Stock issued to convert debt (in Shares)								4,459,092
Stock issued for services							550	43		61,545	2,957					62,095	3,000
Stock issued for services (in Shares)							550,000	42,857
Founder's Shares issued (in Shares)																	880,982
Stock issued for cash								9,434			758,566						768,000
Stock issued for cash (in Shares)								9,433,985
Stock issued for deferred compensation								2,000			178,000						180,000
Stock issued for deferred compensation (in Shares)								2,000,000
Stock issued for services								111			9,889						10,000
Stock issued for services, shares (in Shares)								111,112
Net loss													(1,045,749)				(1,045,749)
Balance at Dec. 31, 2011		4,000		100		0		96,783			11,271,341	25,000	(11,356,142)				41,082
Balance (in Shares) at Dec. 31, 2011		4,000,000		100,000		100		96,783,480
Beneficial Conversion Features on notes payable											321,002						321,002
Warrants issued											175,047						175,047
Accretion of discount on redeemable common stock											(29,516)						(29,516)
Stock issued/payable for commitment fee on equity offereing								500			24,500	(25,000)
Stock issued/payable for commitment fee on equity offereing (in Shares)								500,000
Excess cash received compared to redeemable amount for stock																	0
Interest on redeemable common stock											(22,701)						(22,701)
Stock issued for services								117			10,543						10,660
Stock issued for services (in Shares)								116,650
Common Stock issued for deferred financing costs								85			5,525						5,610
Common Stock issued for deferred financing costs								85,000
Common Stock issued for conversion of preferred shares																	0
Shares cancelled and retired				(100)							100
Shares cancelled and retired (in Shares)				(100,000)
Mark to market AFS securities														(12,500)			(12,500)
Settlement of Derivative Liability											49,795						49,795
Founder's Shares issued (in Shares)																	3,636,619
Net loss													(2,119,706)				(2,119,706)
Balance at Dec. 31, 2012		4,000		0		0		97,485			11,805,636		(13,475,848)	(12,500)			(1,581,227)
Balance (in Shares) at Dec. 31, 2012		4,000,000		0		100		97,485,130									97,485,130
Accretion of discount on redeemable common stock											(52,346)						(52,346)
Excess cash received compared to redeemable amount for stock																	0
Interest on redeemable common stock											(50,922)						(50,922)
Stock issued to convert debt								11,230			272,691						283,921
Stock issued to convert debt (in Shares)								11,229,545
Stock issued for services								192			9,071						9,263
Stock issued for services (in Shares)								191,724
Common Stock issued for deferred financing costs								149			6,332						6,481
Common Stock issued for deferred financing costs								148,750
Common Stock issued for conversion of preferred shares																	283,920
Mark to market AFS securities														9,950			9,950
Settlement of Derivative Liability											256,472						256,472
Loss on Equity Modification											85,399						85,399
Founder's Shares issued (in Shares)																	5,699,885
Stock issued for cash								13,564			445,736						459,300
Stock issued for cash (in Shares)								13,564,152
Stock issued for deferred compensation								5,000			175,000						180,000
Stock issued for deferred compensation (in Shares)								5,000,000
Stock issued for services								278			9,722						10,000
Stock issued for services, shares (in Shares)								277,778
Net loss													(2,059,305)				(2,059,305)
Balance at Dec. 31, 2013		$ 4,000		$ 0		$ 0		$ 127,898			$ 12,962,791		$ (15,535,153)	$ (2,550)			$ (2,443,014)
Balance (in Shares) at Dec. 31, 2013		4,000,000		0		100		127,897,079									127,897,079